PIMCO Variable Insurance Trust

Supplement Dated December 22, 2009 to the

Administrative Class Prospectus, Institutional Class Prospectus and

Advisor Class and Class M Prospectus, each dated May 1, 2009

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective January 1, 2010, Andrew Jessop is the portfolio manager of the Portfolio. Therefore, effective January 1, 2010, the disclosure in the table providing information with respect to the Portfolio in the “Management of the Portfolios-Individual Portfolio Managers” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Andrew Jessop	01/10	Executive Vice President, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 22, 2009 to the

High Yield Portfolio Institutional Class Prospectus,

High Yield Portfolio Administrative Class Prospectus, and

High Yield Portfolio Advisor Class Prospectus, each dated May 1, 2009

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective January 1, 2010, Andrew Jessop is the portfolio manager of the Portfolio. Therefore, effective January 1, 2010, the disclosure in the table providing information with respect to the Portfolio in the “Management of the Portfolio-Individual Portfolio Manager” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Andrew Jessop	01/10	Executive Vice President, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 22, 2009 to the

Statement of Additional Information

dated September 1, 2009 (as revised as of December 14, 2009)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective January 1, 2010, Andrew Jessop is the portfolio manager of the Portfolio. Therefore, effective January 1, 2010, all references to the Portfolio in footnote 4 following the table beginning on page 78 in the subsection titled “Portfolio Managers-Other Accounts Managed” are deleted and the following is added to the table:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Jessop[13]
Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	0	N/A	N/A	N/A

[13]	As of January 1, 2010, Mr. Jessop manages the High Yield Portfolio, which, as of March 31, 2009, had $304 million in total assets under management.

In addition, effective January 1, 2010, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to accounts managed by Mr. Jessop is as of November 30, 2009.

Additionally, effective January 1, 2010, the section of the table beginning on page 84 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Portfolio is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Jessop*****	High Yield	None

*****	As of January 1, 2010, Mr. Jessop manages the High Yield Portfolio. As of November 30, 2009, to the best of the Trust’s knowledge, Mr. Jessop did not own any shares of the High Yield Portfolio.

Investors Should Retain This Supplement For Future Reference